Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 18,510	116,341	152,597
Restricted cash	824	5,179	2,025
Short-term investment	11,137	70,000
Notes receivable	15,720	98,811	120,438
Accounts receivable, net	124,608	783,224	695,508
Inventories, net	29,565	185,829	231,087
Prepaid expenses	2,528	15,889	83,496
Land use right	366	2,302	2,311
Deferred tax assets	1,339	8,414	6,361
Other receivables	5,900	37,085	24,432
Total current assets	210,497	1,323,074	1,318,255
Property, plant and equipment, net	41,361	259,972	233,777
Construction-in-progress	29,196	183,514	15,162
Land use right	14,760	92,777	95,497
Goodwill	13,403	84,245	84,245
Other assets	32	201	481
Deferred tax assets	34	215	215
Total assets	309,283	1,943,998	1,747,632
Current liabilities:
Short-term bank loans	17,644	110,901	135,313
Accounts payable	25,029	157,322	143,867
Notes Payable	6,008	37,761	85,763
Income tax payable	1,880	11,816	14,714
Value added tax payable	3,520	22,129	10,233
Advances from customers	13,624	85,636	79,655
Commission payable	13,837	86,972	62,123
Accrued employee benefits	1,698	10,670	19,175
Government grants	557	3,500	11,194
Other liabilities	3,232	20,313	36,355
Total current liabilities	87,029	547,020	598,392
Commitments and contingencies
Long term liability:
Deferred Income	3,080	19,383
Long Term bank loans	26,315	165,406	9,451
Total Liabilities	116,424	731,809	607,843
Shareholders' equity:
Convertible preferred stock, US$0.0045 par value: Authorized shares - 2,000,000 Issued and outstanding shares - none in 2012 and 2011
Common stock, US$0.0045 par value: Authorized shares - 40,000,000 Issued and outstanding shares -16,395,456 in 2012 and 16,395,456 in 2011	74	605	605
Common stock-warrants			6,232
Additional paid-in capital	37,374	293,724	284,936
Reserves	12,023	85,321	85,321
Retained earnings	123,065	840,325	770,156
Accumulated other comprehensive income	20,781	(3,504)	(3,044)
Stockholders' Equity before Treasury Stock	193,317	1,216,471	1,144,206
Less: Treasury shares at cost, Common stock -215,306 in 2012 and 227,306 in 2011	(458)	(4,282)	(4,417)
Total shareholders' equity	192,859	1,212,189	1,139,789
Total liabilities and shareholders' equity	$ 309,283	1,943,998	1,747,632